Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Nature of Relationships With Related Parties

Nature of relationships with related parties

Name	Relationship
Starlux Limited	A company under the control by Mr. Jordan Lee
LingXpert Language Services Limited (“Lingxpert”)	A wholly owned subsidiary of Starlux Limited
GreenIPO Limited	A wholly owned subsidiary of Lingxpert
Griffin Group Limited	A company under the control of Mr. Jordan Lee
YHY Holdings Limited	A company under the control of Mr. Jordan Lee
Ren Restaurants Limited	A company under the control of Mr. Jordan Lee

Schedule of Amount Due to Related Parties

Amount due to related parties consists of the following:

	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Due to ultimate controlling shareholders	16,460,422	11,558,995	1,488,085
Total	16,460,422	11,558,995	1,488,085

Schedule of Related Party Balances Included in Accounts Payable	The related party balances included in accounts payable:
	As of December 31,
	2023	2024	2024
	HK$	HK$	US$
Lingxpert	1,691,312	16,568	2,133
Total	1,691,312	16,568	2,133

Schedule of Significant Related Party Transaction

The Company has the following significant related party transaction as follows:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Other income – administrative service fee from:
Lingxpert	63,810	84,000	84,000	10,814
Griffin Group Limited	7,000	—	—	—
YHY Holdings Limited	1,905	—	—	—
Green IPO Ltd	13,905	45,000	66,000	8,497
Ren Restaurants Limited	13,905	240,000	240,000	30,897
Total administrative service fee from related parties	100,525	369,000	390,000	50,208

Translation cost to Lingxpert	4,263,630	4,272,333	3,261,056	419,822

Flim cost to Green IPO Ltd	—	200,000	200,000	25,748

Schedule of Selling and Marketing and General Administrative Expenses

Remuneration to senior management, included in selling and marketing, and general administrative expenses, for the years ended December 31, 2022, 2023 and 2024 were:

	For the years ended December 31,
	2022	2023	2024	2024
	HK$	HK$	HK$	US$
Salaries and other short term employee benefits	8,547,537	5,570,189	6,712,435	864,147
Payments to defined contribution pension schemes	54,000	60,000	72,000	9,269
Total	8,601,537	5,630,189	6,784,435	873,416